Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Schedule of Aircraft Held for Sale	The following table summarizes the Company's held for sale activity during the six months ended June 30, 2024:

Six Months Ended June 30,
2024
Aircraft held for sale as of December 31, 2023	$—
Aircraft sold	(11,986)
Aircraft reclassified to held for sale	35,239
Impairment (gain) loss due to fair value adjustments	1,282
Aircraft held for sale as of June 30, 2024	$21,971